Stockholders' Equity - Schedule of Convertible Preferred Stock (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 16, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Designated Shares	50,000,000	50,000,000	50,000,000	50,000,000
Amount				$ 1,160
LendingClub Corp [Member]
Class of Stock [Line Items]
Designated Shares					10,000,000	246,470,064
Issued and Outstanding Shares						240,194,788
Aggregate Liquidation Preference						$ 103,901,000
Amount						$ 103,244,000
LendingClub Corp [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Designated Shares						68,025,100
Issued and Outstanding Shares						66,100,340
Aggregate Liquidation Preference						$ 17,599,000
Amount						$ 17,402,000
LendingClub Corp [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Designated Shares						65,642,104
Issued and Outstanding Shares						65,577,300
Aggregate Liquidation Preference						$ 12,268,000
Amount						$ 12,164,000
LendingClub Corp [Member] | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Designated Shares						62,486,436
Issued and Outstanding Shares						62,486,436
Aggregate Liquidation Preference						$ 24,490,000
Amount						$ 24,388,000
LendingClub Corp [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Designated Shares						36,030,712
Issued and Outstanding Shares						36,030,712
Aggregate Liquidation Preference						$ 32,044,000
Amount						$ 31,943,000
LendingClub Corp [Member] | Series E Preferred Stock [Member]
Class of Stock [Line Items]
Designated Shares						14,285,712
Issued and Outstanding Shares						10,000,000
Aggregate Liquidation Preference						$ 17,500,000
Amount						$ 17,347,000